Reverse Recapitalization - Cash Flow Reconciliation (Details) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Business Combination and Asset Acquisition [Abstract]
Cash acquired through reverse recapitalization	$ 64,090
Public Warrants and Private Placement Warrants recorded on the Closing Date	(4,624)
Cash - PIPE financing	155,000
Conversion of the AM SAFE	29,730
Transaction costs allocated to equity	(7,223)
Proceeds From Reverse Recapitalization Transaction	236,973
Less: Transaction costs allocated to equity and paid in the three months ended March 31, 2023	(5,709)
Less: par value of shares held by PIPE investors and public stockholders	(3)
Effect of the Business Combination and PIPE financing	213,381
Total additional paid-in capital from recapitalization	$ 236,970